Average Annual Total Returns - Investor Class and Class H - NASDAQ-100 Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class 20.63% 1 Year	Investor Class 20.63% 5 Years	Investor Class 20.63% 10 Years	Class H 1 Year	Class H 5 Years	Class H Inception Date	Class H Since Inception	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions Since Inception	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class H 20.63% 1 Year	Class H 20.63% 5 Years	Class H 20.63% Since Inception
Total	46.78%	22.58%	19.09%	45.12%	21.47%	18.12%	28.45%	18.10%	15.94%	48.88%	24.27%	20.63%	46.41%	22.28%	Sep. 18, 2014	19.40%	44.59%	21.08%	18.17%	28.30%	17.80%	15.48%	48.88%	24.27%	21.31%